Shareholder remuneration system and earnings per share - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Basic earnings per share [abstract]
Profit attributable to the parent	€ (10,798)	€ 3,231
Remuneration of contingently convertible preference shares (CCP) (million euros)	(278)	(298)
Net profit for the year	(11,076)	2,933
Profit or Loss from discontinued operations (non-controlling interest net) (million euros)	0	0
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (million euros)	€ (11,076)	€ 2,933
Weighted average number of shares outstanding (in shares)	16,598,649,355	16,231,374,256
Total basic earnings (loss) per share (eur per share)	€ (0.67)	€ 0.18
Basic earnings per share from discontinued operations (eur per share)	0	0
Basic earnings per share from continuing operations (eur per share)	€ (0.67)	€ 0.18